Stockholder’s Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholder’s Equity
6.	Stockholder’s Equity

As of September 30, 2023, the Company has 10,000,000 shares of common stock authorized, issued and outstanding which were issued to the Parent and initial shareholders of the Parent.

On September 27, 2023, Parent effected a pro rata distribution to Safe & Green Holdings Corp.’s stockholders of approximately 30% of the then outstanding shares of their common stock (“Distribution”). In connection with the Distribution, each Parent stockholder received 0.930886 shares of our common stock for every five (5) shares of SG Holdings common stock held as of the close of business on September 8, 2023, the record date for the Distribution, as well as a cash payment in lieu of any fractional shares. Immediately after the Distribution, the Company was no longer a wholly owned subsidiary of Parent and Parent held approximately 70% of the Company’s issued and outstanding securities.

6.	Stockholder’s Equity

As of December 31, 2022, the Company has 1,000 shares of common stock authorized, issued and outstanding which were issued to the Parent. As of December 31, 2022, the Parent contributed $5,095,346 to the Company.